Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance Costs
Accretion	$ 3,106,994	$ 2,665,577
Transaction costs	224,210
Interest expense on Convertible Notes	22,162	18,881
Interest expense on leases	34,334	22,819
Total Finance Costs	$ 3,387,700	$ 2,707,277